Material Accounting Policies (Details) - Schedule of Useful Life of Intangible Assets	12 Months Ended
Dec. 31, 2023
Customer relationships [Member]
Schedule of Intangible Assets with Indefinite Useful Life [Line Items]
Useful life of intangible asset	Up to 15
Acquired Technology [Member]
Schedule of Intangible Assets with Indefinite Useful Life [Line Items]
Useful life of intangible asset	Up to 10 (mainly 5)